Trade Receivables, Net - Summary of Trade Receivables (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 71,952	$ 62,136
Less Allowances for doubtful trade receivable	(564)	(1,713)
Total	$ 71,388	$ 60,423